General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure Of General And Administrative Expenses [Abstract]
Payroll, salaries and associated expenses	$ 20,807	$ 16,310		$ 16,526
Professional services	7,714	5,282		4,120
Office and maintenance	2,520	2,120		1,963
Management and director fees	644	955		819
Insurance	1,808	2,655		98
Computer services	2,314	1,548		1,166
Others	3,040	2,486		2,342
Total	$ 38,847	$ 31,356	[1]	$ 27,034	[1]

[1]	The Consolidated Statements of Income have been adjusted to present comparable information for the previous years. For additional details please see Note 2R.